PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
PERSONNEL EXPENSES
Schedule of personnel expenses

	2023	2024	2025
Salaries and related benefits	9,674	9,457	9,411
Vacation pay, incentives, and other benefits	4,159	4,214	3,784
Pension and other post-employment benefits (Note 29)	1,764	1,691	1,854
Early retirement program	0	1,186	937
LSA expense (Note 30)	289	226	284
Others	41	33	92
Total	15,927	16,807	16,362